Dividend	6 Months Ended
Jun. 30, 2011
Dividend
(13)	Dividend

On August 2, 2011, TGH’s board of directors approved and declared a quarterly cash dividend of $0.33 per share on TGH’s issued and outstanding common shares, payable on August 26, 2011 to shareholders of record as of August 19, 2011.